Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Parenthetical) (Details)	Dec. 31, 2021 $ / shares
$7.86 - $11.99 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 7.86
$7.86 - $11.99 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	11.99
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	15.21
$27.00 - $2,220.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	27.00
$27.00 - $2,220.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	2,220.00
$2.17 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	2.17
$3.93-$5.34 | Bottom of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	3.93
$3.93-$5.34 | Top of Range | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	5.34
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 10.80